Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerators:
Income attributable to the Company	$ 1,186,809	$ 1,071,154	$ 978,517
Less: Dividend preference on Preference shares	102	110	104
Income available to all classes of shares	$ 1,186,707	$ 1,071,044	$ 978,413
Denominators:
Weighted average number of ordinary shares outstanding	301,139,652	299,012,744	296,808,978
Weighted average number of preference shares outstanding	3,969,307	3,961,617	3,912,348
Total weighted average shares outstanding	305,108,959	302,974,361	300,721,326
Potentially dilutive Ordinary shares	1,761,064	1,795,743	1,311,042
Potentially dilutive Preference shares	16,851	20,184	35,481
Total weighted average Ordinary shares outstanding assuming dilution	302,900,716	300,808,487	298,120,020
Total weighted average Preference shares outstanding assuming dilution	3,986,158	3,981,801	3,947,829